Commitments and Contingencies - Environmental Matters (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($) defendant facility
Loss Contingencies [Line Items]
Number of facilities owned | facility	13
United States
Loss Contingencies [Line Items]
Number of facilities owned | facility	4
Settled with the U.S. government | Unfavorable Regulatory Action
Loss Contingencies [Line Items]
Number of carbon black producers (defendants) | defendant	5
Period to install pollution control technology	6 years
Civil penalty	$ 800
Cost of environmental mitigation projects	$ 550
Settled with the U.S. government | Unfavorable Regulatory Action | Louisiana
Loss Contingencies [Line Items]
Period to install pollution control technology	2 years
Settled with the U.S. government | Unfavorable Regulatory Action | Louisiana | Maximum
Loss Contingencies [Line Items]
Estimated capital expenditures to be incurred for installments over approximately six years	$ 190,000